UNIT-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2019
Share-Based Payment Arrangement [Abstract]
Disclosure of number and weighted average exercise prices of share options
The change in the number of options outstanding under the equity-settled BPY Awards at June 30, 2019 and December 31, 2018 is as follows:

	Jun. 30, 2019		Dec. 31, 2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	13,836,213	20.56	13,801,795	20.54
Granted	—	—	800,000	22.50
Exercised	(116,445)	18.75	(36,806)	17.71
Expired/forfeited	(52,829)	20.59	(291,625)	22.18
Reclassified(1)	—	—	(437,151)	22.48
Outstanding, end of period	13,666,939	20.58	13,836,213	20.56
Exercisable, end of period	10,618,025	20.37	9,628,246	20.26

(1)	Relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.
The following table sets out details of options issued and outstanding at June 30, 2019 and December 31, 2018 under the equity-settled BPY Awards by expiry date:

	Jun. 30, 2019		Dec. 31, 2018
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	215,800	$13.07	226,800	$13.07
2021	246,400	17.44	246,400	17.44
2022	503,700	18.07	508,300	18.07
2023	636,220	16.80	656,220	16.80
2024	7,785,323	20.59	7,878,998	20.59
2025	1,376,295	25.18	1,376,295	25.18
2026	2,009,451	19.51	2,049,450	19.51
2027	93,750	22.92	93,750	22.92
2028	800,000	22.50	800,000	22.50
Total	13,666,939	$20.58	13,836,213	$20.56
The change in the number of options outstanding under the cash-settled BPY Awards at June 30, 2019 and December 31, 2018 is as follows:

	Jun. 30, 2019		Dec. 31, 2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	7,331,416	$20.38	7,144,871	$20.30
Granted	—	—	—	—
Exercised	—	—	(3,770)	19.51
Expired/forfeited	—	—	(246,836)	21.87
Reclassified(1)	—	—	437,151	22.48
Outstanding, end of period	7,331,416	$20.38	7,331,416	$20.38
Exercisable, end of period	6,144,541	$20.29	5,627,610	$20.17

(1)	Relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.
The following table sets out details of options issued and outstanding at June 30, 2019 and December 31, 2018 under the cash-settled BPY Awards by expiry date:

	Jun. 30, 2019		Dec. 31, 2018
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	69,000	$13.07	69,000	$13.07
2021	172,800	17.44	172,800	17.44
2022	515,800	18.09	515,800	18.09
2023	519,000	16.80	519,000	16.80
2024	4,278,663	20.59	4,278,663	20.59
2025	831,834	25.18	831,834	25.18
2026	944,319	19.51	944,319	19.51
Total	7,331,416	$20.38	7,331,416	$20.38